Earnings Per Share - Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Number of hares excluded from diluted net loss per share	102,582,706	182,499,511
Convertible Preferred Shares (as Converted to a Ordinary Shares)
Earnings Per Share [Line Items]
Number of hares excluded from diluted net loss per share		87,711,133
Options to Purchase a Ordinary Shares
Earnings Per Share [Line Items]
Number of hares excluded from diluted net loss per share	83,573,631	57,212,650
Convertible Debt (as Converted to Common Shares)
Earnings Per Share [Line Items]
Number of hares excluded from diluted net loss per share		25,944,000
Warrants to Purchase a Ordinary Shares
Earnings Per Share [Line Items]
Number of hares excluded from diluted net loss per share	5,430,781	5,430,781
Warrants to Purchase Common Shares
Earnings Per Share [Line Items]
Number of hares excluded from diluted net loss per share	13,578,294	6,200,947